Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, as filed with the SEC on April 11, 2023. The interim results for the three and six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any future periods.

Basis of Presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

Significant estimates inherent in the preparation of the consolidated financial statements include determinations of the useful lives and expected future cash flows of long-lived assets, including intangibles, valuation of assets and liabilities acquired in business combinations, and estimates and assumptions in valuation of debt and equity instruments, including derivative liabilities. In addition, the Company makes significant judgments to recognize revenue — see policy note “Revenue Recognition” below.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liabilities. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Investments and Cash Held in Trust Account

Investments and Cash Held in Trust Account

At June 30, 2023, $18,081,361 was held in a money market fund which is primarily invested in U.S. Treasury securities. At December 31, 2022, $19,376,793 was held in a cash operating account maintained by the Trustee (as defined below) and $775,917 was held in money market funds which were primarily invested in U.S. Treasury securities. On January 19, 2023, the Company reinvested $17,497,468 of the funds previously held in the Trustee’s cash operating account as of December 31, 2022 into money market funds which are primarily invested in U.S. Treasury securities.

Investment Held in Trust Account

At December 31, 2022, $19,376,793 was held in a cash operating account maintained by the trustee and $775,917 was held in money market funds which are primarily invested in U.S. Treasury securities. On January 19, 2023, the Company reinvested $17,497,468 of the funds previously held in the trustee’s cash operating account as of December 31, 2022 into money market funds which are primarily invested in U.S. Treasury securities. At December 31, 2021, substantially all of the assets held in the Trust Accounts were held in money market funds which are invested primarily in U.S. Treasury securities.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Topic 480, “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption are classified as a liability instrument and are measured at redemption value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

In connection with the stockholders’ vote at the special meeting of Stockholders held by the Company on December 21, 2022, the stockholders elected to redeem an aggregate 25,629,616 shares of Class A common stock. Additionally, on January 4, 2023, 282,720 shares of Class A common stock were redeemed.

Accordingly, as of June 30, 2023 and December 31, 2022, 1,687,664 and 1,970,384 shares of Class A common shares subject to possible redemption are presented at redemption value of $10.62 and 10.23, respectively, as temporary equity, outside of the stockholders’ deficit section of the Company’s condensed balance sheets.

Immediately upon closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable share of Class A common stock resulted in charges against additional paid-in capital and accumulated deficit.

At June 30, 2023 and December 31, 2022, the Class A common stock subject to possible redemption reflected in the condensed balance sheets is reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,078,000)
Class A common stock issuance at cost	(13,270,637)
Less:
Redemption of Class A common stock	(258,680,733)
Plus:
Accretion of carrying value to redemption value	34,139,451
Class A common stock subject to possible redemption, December 31, 2022	20,110,081
Less:
Redemption of Class A common stock	(3,293,029)
Plus:
Waiver of deferred underwriting fees	5,622,700
Accretion of carrying value to redemption value	(4,513,655)
Class A common stock subject to possible redemption, June 30, 2023	$17,926,097

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Topic 480, “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption are classified as a liability instrument and are measured at redemption value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events.

In connection with the stockholders’ vote at the Special Meeting of Stockholders held by the Company on December 21, 2022, the stockholders elected to redeem an aggregate 25,629,616 shares of Class A common stock.

Accordingly, as of December 31, 2022 and 2021, 1,970,384 and 27,600,000 shares of Class A common shares subject to possible redemption are presented at redemption value of $10.23 and 10.00, respectively, as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

Immediately upon closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable share of Class A common stock resulted in charges against additional paid-in capital and accumulated deficit.

At December 31, 2022 and 2021, the Class A common stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(18,078,000)
Class A common stock issuance at cost	(13,270,637)
Plus:
Accretion of carrying value to redemption value	31,348,637
Class A common stocks subject to possible redemption, December 31, 2021	276,000,000
Less:
Redemption of Class A common stock	(258,680,733)
Plus:
Accretion of carrying value to redemption value	2,790,814
Class A common stocks subject to possible redemption, December 31, 2022	$20,110,081

Derivative Warrant Liabilities

Derivative Warrant Liabilities

The Company accounts for the Public Warrants (as defined in Note 4) and Private Placement Warrants (together, with the Public Warrants, the “Warrants”) in accordance with the guidance contained in Accounting Standards Codification (“ASC”) 815-40 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The Private Placement Warrants for periods where no observable traded price was available are valued using the Black-Scholes Option Pricing Model. The Public Warrants for periods where no observable traded price was available were valued using a binomial/lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.

Derivative Warrant Liabilities

The Company accounts for the Public Warrants (as defined in Note 3) and Private Placement Warrants (together, with the Public Warrants, the “Warrants”) in accordance with the guidance contained in Accounting Standards Codification (“ASC”) 815-40 under which the Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The Private Placement Warrants for periods where no observable traded price was available are valued using the Black-Scholes Option Pricing Model. The Public Warrants for periods where no observable traded price was available were valued using a binomial/lattice model. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, Income Taxes, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the unaudited condensed financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized. As of June 30, 2023 and December 31, 2022, the Company’s deferred tax asset had a full valuation allowance recorded against it.

Our effective tax rate was 15.27% and 2.04% for the three months ended June 30, 2023 and 2022, respectively, 13.92% and 0.30% for the six months ended June 30, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% for the three and six months ended June 30, 2023 and 2022, due to changes in fair value in warrant liability and the valuation allowance on the deferred tax assets.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2023 and December 31, 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

Income taxes are accounted for under the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, the tax effect of loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized.

The Company uses a two-step approach to recognizing and measuring uncertain income tax positions (tax contingencies). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating its tax positions and estimating our tax benefits, which may require periodic adjustments, and which may not match the ultimate future outcome.

U.S. corporate income tax laws and regulations include a territorial tax framework and provisions for Global Intangible Low-Taxed Income (GILTI) under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of certain foreign subsidiaries, Base Erosion and Anti-Abuse Tax (BEAT) under which taxes are imposed on certain base eroding payments to affiliated foreign companies as well as U.S. income tax deductions for Foreign-derived intangible income (FDII). The Company treats BEAT and GILTI as discrete adjustments as components of current income tax expense.

Earnings of the Company’s foreign subsidiaries are not considered to be indefinitely reinvested outside of the United States.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carryforwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion has this been assessed as the trust is now earning interest of deferred tax assets will not be realized. As of December 31, 2022 and 2021, the Company’s deferred tax assets have a full valuation allowance recorded against them.

The Company’s effective tax rate was 6.25% and 0.00% for the years ended December 31, 2022 and 2021, respectively. The effective tax rate differs from the statutory tax rate of 21% for the years ended December 31, 2022 and 2021, due to changes in fair value in warrant liability and the valuation allowance on the deferred tax assets.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company has been subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Earnings Attributable to Shareholders per Common Share

Net (Loss) Income per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Net (loss) income per common share is computed by dividing net (loss) income by the weighted average number of common stock outstanding for the period. Accretion associated with the redeemable shares of Class A common stock is excluded from (loss) income per common share as the redemption value approximates fair value.

The Company has not considered the effect of warrants sold in the Initial Public Offering and private placement to purchase 19,440,000 shares of Class A common stock in the calculation of diluted (loss) income per common share, since the exercise of the warrants is contingent upon the occurrence of future events. As of June 30, 2023 and 2022, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net (loss) income per common share is the same as basic net (loss) income per common share for the periods presented.

The following tables reflect the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Three Months Ended June 30				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and Diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(56,186)	$(229,718)	$847,514	$211,878	$(105,678)	$(430,469)	$5,914,638	$1,478,660
Denominator:
Basic and Diluted weighted average common shares outstanding	1,687,664	6,900,000	27,600,000	6,900,000	1,693,912	6,900,000	27,600,000	6,900,000
Basic and Diluted net (loss) income per common share	$(0.03)	$(0.03)	$0.03	$0.03	$(0.06)	$(0.06)	$0.21	$0.21

Net Earnings Attributable to Shareholders per Common Share

Basic Earnings Per Share (“EPS”) is computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding, including warrants exercisable for less than a penny, (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from net income.

The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, preferred stock, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

	For the Year Ended
	May 31, 2023	May 31, 2022
Numerator:
Net income (loss) attributable to common stockholders	$8,201,773	$(1,031,171)
Effect of dilutive securities:	—	—
Diluted net income (loss)	$8,201,773	$(1,031,171)
Denominator:
Weighted average common shares outstanding – basic	785,412,500	605,817,180
Dilutive securities:*
Series A Preferred	1,168,177,320	—
Series B Preferred	5,373,342,576	—
Series C Preferred	1,206,351,359	—
Series D Preferred	1,130,954,399	—
Weighted average common shares outstanding and assumed conversion – diluted	9,664,238,154	605,817,180
Basic net income per common share	$0.01	$(0.00)
Diluted net income per common share	$0.00	$(0.00)

____________

*        Due to a net loss for the year ended May 31, 2022, only weighted average common shares are used in calculations. As May 31, 2022, the Company’s dilution of all outstanding securities would be as follows:

May 31, 2022
Weighted average common shares outstanding – basic	605,817,180
Series A Preferred	1,233,209,295
Series B Preferred	5,373,342,576
Series C Preferred	1,206,351,359
Series D Preferred	1,174,935,959
Weighted average common shares outstanding and assumed conversion – diluted	9,593,656,369

Net Income per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Net income per common share is computed by dividing net income by the weighted average number of common stock outstanding for the period. Accretion associated with the redeemable shares of Class A common stock is excluded from income per common share as the redemption value approximates fair value.

The Company has not considered the effect of warrants sold in the Initial Public Offering and private placement to purchase 19,440,000 shares of Class A common stock in the calculation of diluted income per common share, since the exercise of the warrants is contingent upon the occurrence of future events. As of December 31, 2022 and 2021, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net income per common share is the same as basic net income per common share for the periods presented.

The following tables reflect the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic net income per common share
Numerator:
Allocation of net income, as adjusted	$8,889,961	$2,234,296	$9,418,027	$2,473,196
Denominator:
Basic weighted average common shares outstanding	27,454,165	6,900,000	26,087,671	6,850,685
Basic net income per common share	$0.32	$0.32	$0.36	$0.36
Diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$8,889,961	$2,234,296	$9,403,947	$2,487,276
Denominator:
Diluted weighted average common shares outstanding	27,454,165	6,900,000	26,087,671	6,900,000
Diluted net income per common share	$0.32	$0.32	$0.36	$0.36

Concentration of Credit Risk

Concentration of Credit Risk

The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000.

Recently Issued Accounting Pronouncements

Recent Accounting Standards

In June 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-13 — Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This update requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Since June 2016, the FASB issued clarifying updates to the new standard including changing the effective date for smaller reporting companies. The guidance is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2016-13 on January 1, 2023. The adoption of ASU 2016-13 did not have a material impact on its financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed financial statements.

Recently Issued Accounting Pronouncements

For the twelve months ended May 31, 2023, there were no recently issued or newly adopted accounting pronouncements that had, or are expected to have, a material impact to our consolidated financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Nature of Business

Nature of Business

Unique Logistics International, Inc. and its subsidiaries (the “Company” or “Unique”) is a non-asset-based provider of global logistics and freight forwarding services operating through a worldwide network of offices and exclusive or non-exclusive agents. The Company’s customers include retailing and wholesaling, electronics, high technology, industrial and manufacturing companies around the world. The Company provides a range of international logistics services that enable its customers to outsource sections of their supply chain process. This range of services can be categorized as follows:

•        Air Freight

•        Ocean Freight

•        Customs Brokerage and Compliance

•        Warehousing and Distribution

•        Order Management

Basis of Presentation

Basis of Presentation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include all accounts of the Company and its subsidiaries stated in U.S. dollars, the Company’s functional currency. For subsidiaries operating outside the U.S., the financial information will be accounted for on a one-month lag. Substantially all unremitted earnings of international subsidiaries are free of legal and contractual restrictions. All intercompany transactions and balances have been eliminated in the consolidated financial statements.

Liquidity

Liquidity

The accompanying consolidated financial statements have been prepared on a going concern basis. Substantial doubt about an entity’s ability to continue as a going concern exists when conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued.

As of May 31, 2023, the Company reported positive net working capital of $7.9 million compared to $4.2 million as of May 31, 2022. The Company also reported positive net income of $8.2 million compared with $3.5 million for the years ended May 31, 2023 and 2022, respectively. The Company also generated positive cash flows from operations of $34.1 million compared with cash used in operations of $33.5 million for the years ended May 31, 2023 and 2022, respectively.

The Company made payments during the last fiscal quarter on promissory notes issued in relation to the ULHK Entities Acquisition (see Note 2) on February 21, 2023. At the time of the acquisition, the Company paid $3.5 million in cash and assumed further $23.8 million as current liabilities and $1.5 million in noncurrent liabilities by either issuing promissory notes to ULHK and FTS or by recognizing contingent liabilities at fair value on its balance sheet as of February 28, 2023. Since the acquisition, during its last fiscal quarter, the Company has paid off $10.3 million of the promissory notes issued to ULHK, restructured $7.3 million in current liabilities into long term debt and eliminated contingent liabilities in the amount of $1.8 million, leaving the balance of the current debt due to ULHK at $4.5 million on May 31, 2023 a reduction of $19.3 million in current portion of long term debt since the acquisition.

On March 10, 2023, the Company entered into the Financing Agreement (Note 8 Financing Arrangements “Term Debt”), which provides for an initial senior secured term loan in a principal amount of approximately $4.2 million and a delayed draw term loan facility in principal amount of approximately $14.8 million, or up to an aggregate of $19.0 million. On June 30, 2023, the Company drew additional funds on this line in the amount of $5.3 million for repayment of short-term notes, leaving available balance at $9.5 million. The Company intends to use the remaining available balance to pay any deferred expenses relating to the Transaction. The debt related to the Financing Agreement will be classified as a noncurrent liability, which will have a positive effect on our working capital.

In addition, the Company maintains its operating line of credit with TBK Bank, SSB, under which TBK Bank will, from time to time, buy approved receivables from Unique Logistics, that has a credit limit up to $47.5 million (“TBK Facility”). The prior TBK Facility matured on May 31, 2023, and on July 25, 2023 we entered into an agreement with TBK Bank to renew the TBK Facility with a credit limit of up to $25.0 million. We believe that the funds available under the current TBK Facility, together with cash flows generated by operating activities, will provide the Company with the cash required to support its ongoing operations.

While we continue to execute our strategic plan, growing Unique Logistics and our customer base, management is focused on managing cash and monitoring the Company’s liquidity position. We have implemented several initiatives to conserve our liquidity position, including activities such as increasing credit facilities, when needed, reducing the cost of debt by obtaining more favorable financing, controlling general and administrative expenditures, and improving our cash collection processes. Many of the aspects of the liquidity plan involve management’s judgments and estimates that include factors that could be beyond our control and actual results could differ from our estimates. These and other factors could cause the strategic plan to be unsuccessful, which could have a material adverse effect on our operating results, financial condition, and liquidity. Negative operating capital may be an indicator that there could be a going concern issue, but based on its evaluation of the Company’s projected cash flows and business performance as of and subsequent to May 31, 2023, management has concluded that the Company’s current cash and cash availability under the TBK Facility as of May 31, 2023, would be sufficient to fund its planned operations and alleviates substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date the consolidated financial statements were issued.

Acquisitions

Acquisitions

These consolidated financial statements include the operations of acquired businesses from the date of the acquisitions. On February 21, 2023, the Company completed the acquisition of share capital in eight operating subsidiaries from Unique Logistics Holdings Limited, a Hong Kong corporation (see Note 2). The decision of whether to consolidate an entity for financial reporting purposes requires consideration of majority voting interests, as well as effective economic or other control over the entity.

We account for acquired businesses that we control using the acquisition method of accounting, which requires, among other things, that most assets acquired, and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Transaction costs are expensed as incurred. Any excess of the consideration transferred over the assigned values of the net assets acquired is recorded as goodwill.

Contingent consideration in a business combination is included as part of the contingent liability and is recognized at fair value as of the acquisition date. Fair value is generally estimated by using a probability-weighted discounted cash flow approach. Any liability resulting from contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved. These changes in fair value are recognized in earnings.

For equity-method investments in share capital of the subsidiaries where share interest acquired is less than 50%, but we have significant influence over the financial and operating policies of the investee, we use the equity method of accounting. Under the equity method, we record our share of the investee’s income and expenses in income from operation and any share of the earnings and loss would be recorded against investment reduced by cash dividends received. The initial excess of the cost of the investment over our share of the underlying equity in the net assets of the investee as of the acquisition date is allocated to the identifiable assets and liabilities of the investee, with any remaining excess amount allocated to goodwill. Such investments are initially recorded at cost, which is the fair value of consideration paid and typically does not include contingent consideration. For equity-method investments, an impairment charge is recorded only if and when a decline in fair value is determined to be other than temporary.

Revenue Recognition

Revenue Recognition

The Company adopted ASC 606, Revenue from Contracts with Customers. Under ASC 606, revenue is recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to receive in exchange for services. The Company recognizes revenue upon meeting each performance obligation based on the allocated amount of the total consideration of the contract to each specific performance obligation.

To determine revenue recognition, the Company applies the following five steps:

1.      Identify the contract(s) with a customer;

2.      Identify the performance obligations in the contract;

3.      Determine the transaction price;

4.      Allocate the transaction price to the performance obligations in the contract; and

5.      Recognize revenue as or when the performance obligation is satisfied.

Revenue is recognized as follows:

i.       Freight income — export sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis through the sail or departure from origin port. The Company is the principal in these transactions and recognizes revenue on a gross basis.

ii.      Freight income — import sales

Freight income from the provision of air, ocean, and land freight forwarding services are recognized over time based on a relative transit time basis through the delivery to the customer’s designated location. The Company is the principal in these transactions and recognizes revenue on a gross basis.

iii.     Customs brokerage and other service income

Customs brokerage and other service income from the provision of other services are recognized at the point in time the performance obligation is met.

The Company’s business practices require, for accurate and meaningful disclosure, that it recognizes revenue over time. The “over time” policy is the period from point of origin to arrival of the shipment at the Port of entry (or in the case when the customer requires delivery to a designated point, the arrival at that delivery point). This overtime policy requires the Company to make significant judgements to recognize revenue over the estimated duration of time from port of origin to arrival at port of entry. The point in the process when the Company meets its obligation in the port of entry and the subsequent transfer of the goods to the customer is when the customer has the obligation to pay, has taken physical possession, has legal title, risk and awards (ownership) and has accepted the goods. The Company has elected to not disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts with its customers have an expected duration of one year or less.

The Company uses independent contractors and third-party carriers in the performance of its transportation services. The Company evaluates who controls the transportation services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Company determined it acts as the principal for its transportation services performance obligation since it is in control of establishing the prices for the specified services, managing all aspects of the shipments process and assuming the risk of loss for delivery and collection.

Revenue billed prior to realization is recorded as contract liabilities on the consolidated balance sheets and contract costs incurred prior to revenue recognition are recorded as contract assets on the consolidated balance sheets.

Contract Assets

Contract assets represent amounts for which the Company has the right to consider for the services provided while a shipment is still in-transit but for which it has not yet completed the performance obligation and has not yet invoiced the customer. Upon completion of the performance obligations, which can vary in duration based upon the method of transport and billing the customer, these amounts become classified within accounts receivable.

Contract Liabilities

Contract liabilities represent the amount of obligation to transfer goods or services to a customer for which consideration has been received.

Significant Changes in Contract Asset and Contract Liability Balances for the year ended May 31, 2023:

	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$468,209
Cash Received in advance and not recognized as revenue	—	—
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(41,471,463)	—
Current year contract assets recognized, net reclassification to receivables	13,387,660	—
Net change	$(28,083,802)	$468,209

Significant Changes in Contract Asset and Contract Liability Balances for the year ended May 31, 2022:

	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$—
Cash Received in advance and not recognized as revenue	—	(468,209)
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(10,491,045)	—
Prior year contract assets recognized, net reclassification to receivables	18,038,312	—
Net change	$7,547,267	$(468,209)

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates gross revenue from our clients by significant geographic area for the year ended May 31, 2023, and 2022, based on origin of shipment (imports) or destination of shipment (exports):

	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022
China, Hong Kong & Taiwan	$138,554,312	$343,370,279
Southeast Asia	80,967,866	422,869,068
United States	42,463,526	39,362,326
India Sub-continent	45,877,123	161,841,791
Other	17,755,665	47,043,216
Total revenue	$325,618,492	$1,014,486,680

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times may exceed federally insured limits.

Accounts Receivable

Accounts Receivable

Accounts receivable from revenue transactions are based on invoiced prices which the Company expects to collect. In the normal course of business, the Company extends credit to customers that satisfy pre-defined credit criteria. The Company generally does not require collateral to support customer receivables. Accounts receivable, as shown on the consolidated balance sheets, is net of allowances when applicable.

An allowance for doubtful accounts is determined through analysis of the aging of accounts receivable at the date of the consolidated financial statements, assessments of collectability based on an evaluation of historic and anticipated trends, the financial condition of the Company’s customers, and an evaluation of the impact of economic conditions. The maximum accounting loss from the credit risk associated with accounts receivable is the amount receivable recorded, net of allowance for doubtful accounts. As of May 31, 2023, and May 31, 2022 the Company recorded an allowance for doubtful accounts of approximately $1.7 million and $2.7 million, respectively.

Concentrations

As of May 31, 2023, three major customers represented approximately 7.0% of all accounts receivable and no single customer represented more than 10.0% of total accounts receivable. Revenue from these customers in the aggregate as a percentage of the Company’s total revenue was 19.0% for the year ended May 31, 2023, and no single customer represented more than 10.0% of total revenue.

As of May 31, 2022, three major customers represented approximately 21% of all accounts receivable as of May 31, 2022 and no single customer represented more than 10%. Revenue from these customers in the aggregate as a percentage of the Company’s total revenue was 48%, with customer A at 35%, customer B at 7% and Customer C 6%.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided for by the straight-line method over the estimated useful lives of the related assets.

Estimated useful lives of property and equipment are as follows:

Software	3 years
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease

Both the useful life of an asset and its residual value, if any, are reviewed annually.

Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any related gain or loss is reflected in income for the period. The Company did not record any impairment for the year ended May 21, 2023 or May 31, 2022.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

The Company accounts for business acquisitions in accordance with GAAP. Goodwill in such acquisitions is determined as the excess of fair value over amounts attributable to specific tangible and intangible assets. GAAP specifies criteria to be used in determining whether intangible assets acquired in a business combination must be recognized and reported separately from goodwill. Amounts assigned to goodwill and other identifiable intangible assets are based on independent appraisals or internal estimates.

In accordance with GAAP, the Company does not amortize goodwill or indefinite-lived intangible assets. Management evaluates the remaining useful life of an intangible asset that is not being amortized each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, it is amortized prospectively over its estimated remaining useful life. Amortizable intangible assets, including tradenames and non-compete agreements, are amortized on a straight-line basis over 3 to 10 years. Customer relationships are amortized on a straight-line basis over 12 to 15 years.

The Company tests goodwill for impairment annually as of May 31 or if an event occurs or circumstances change that indicate that the fair value of the entity, or the reporting unit, may be below its carrying amount (a “triggering event”). Whenever events or circumstances change, entities have the option to first make a qualitative evaluation about the likelihood of goodwill impairment. If impairment is deemed more likely than not, management would perform the two-step goodwill impairment test. Otherwise, the two-step impairment test is not required.

In assessing the qualitative factors, the Company assessed relevant events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of the relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgements and assumptions. The judgement and assumptions include the identification of macroeconomic conditions, industry and market considerations, overall financial performance, Company specific events and share price trends, an assessment of whether each relevant factor will impact the impairment test positively or negatively, and the magnitude of such impact.

If a quantitative assessment is performed, a reporting unit’s fair value is compared to its carrying value. A reporting unit’s fair value is determined based upon consideration of various valuation methodologies, including the income approach, which utilizes projected future cash flows discounted at rates commensurate with the risks involved and multiples of current and future earnings. If the fair value of a reporting unit is less than its carrying amount, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit.

We test goodwill for impairment annually in the fiscal fourth quarter or whenever events or circumstances indicate the carrying value may not be recoverable. For the year ended May 31, 2023 and 2022 the Company conducted its annual review of impairment of goodwill and intangible assets and no impairment was identified.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are comprised of intangible assets and property and equipment. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An estimate of undiscounted future cash flows produced by the asset, or the appropriate grouping of assets, is compared to the carrying value to determine whether an impairment exists, pursuant to the provisions of FASB ASC 360-10 “Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of”. If an asset is determined to be impaired, the loss is measured based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows and fundamental analysis. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable value. The Company did not record any impairment for the years ended May 31, 2023 and 2022, as there were no triggering events or changes in circumstances that indicate that the carrying amount of an asset may not be recoverable.

Fair Value Measurement

Fair Value Measurement

The Company follows the authoritative guidance that establishes a formal framework for measuring fair values of assets and liabilities in the consolidated financial statements that are already required by generally accepted accounting principles to be measured at fair value. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The transaction is based on a hypothetical transaction in the principal or most advantageous market considered from the perspective of the market participant that holds the asset or owes the liability.

The Company utilizes market data or assumptions that market participants who are independent, knowledgeable, and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company is able to classify fair value balances based on the observability of those inputs. The guidance establishes a formal fair value hierarchy based on the inputs used to measure fair value. The hierarchy gives the highest priority to Level 1 measurements and the lowest priority to level 3 measurements, and accordingly, Level 1 measurement should be used whenever possible.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 —	Quoted prices in active markets for identical assets or liabilities or published net asset value for alternative investments with characteristics similar to a mutual fund.
Level 2 —	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 —	Unobservable inputs for the asset or liability.

The methods used may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes its valuation methods are appropriate, the fair value of certain financial instruments could result in a difference fair value measurement at the reporting date. There were no changes in the Company’s valuation methodologies from the prior year.

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amounts for financial assets and liabilities such as cash and cash equivalents, accounts receivable — trade, contract assets, factoring reserve, other prepaid expenses and current assets, accounts payable — trade and other current liabilities, including contract liabilities, convertible notes, promissory notes, all approximate fair value due to their short-term nature as of May 31, 2023, and May 31, 2022. The carrying amount of the long-term debt approximates fair value because the interest rates on these instruments approximate the interest rate on debt with similar terms available to the Company. Lease liabilities approximate fair value based on the incremental borrowing rate used to discount future cash flows. The Company had Level 3 liabilities, (Derivative liabilities Note) as of May 31, 2023 and May 31, 2022. There were no transfers between levels during the reporting period.

Derivative Liability

Derivative Liability

On December 10, 2021, the Company entered into an amended securities exchange agreement with the holders of convertible notes to exchange all Convertible Notes of the Company into shares of the Convertible Preferred Stock Series C and D.

Similar to the Convertible Preferred Stock Series A already in place, these preferred stocks featured anti-dilution provision that expire on a specified date. Management has determined the anti-dilution provision embedded in preferred stock Series A, C and D is required to be accounted for separately from the preferred stock as a derivative liability and recorded at fair value. Separation of the anti-dilution option as a derivative liability is required because its economic characteristics are considered more akin to a debt instrument and therefore the anti-dilution option is not considered to be clearly and closely related to the economic characteristics of the preferred stock.

The Company has identified and recorded derivative instruments arising from an anti-dilution provision in the Company’s Series A, C and D Preferred Stock. An embedded derivative liability is representing the rights of holders of Convertible Preferred Stock Series A, C and D to receive additional common stock of the Company upon issuance of any additional common stock by the Company prior to qualified financing event as defined in the agreement. Each reporting period, the embedded derivative liability, if material, would be adjusted to reflect fair value at each period end with changes in fair value recorded in the “Change in fair value of embedded derivative liability” financial statement line item of the Company’s statements of operations. During the year ended May 31, 2023, the Company recorded a change in fair value of $879,733 in the consolidated statements of operations.

	Level 1	Level 2	Level 3
Derivative liabilities as June 1, 2021	$—	$—	$—
Addition	—	—	8,417,296
Changes in fair value	—	—	4,020,698
Derivative liabilities as May 31, 2022	$—	$—	$12,437,994
Addition	—	—	—
Change in fair value	—	—	(879,733)
Derivative liabilities as May 31, 2023	$—	$—	$11,558,261

The underlying value of the anti-dilution provision is calculated from estimating the probability and value of the provision assuming a near term financing event, defined as a capital raise, for the Company this would be a Merger with Edify Acquisition Corp. and Edify Merger Sub, Inc. For the period ended May 31, 2022, the model used estimates the potential that the company completes a capital raise prior to the expiration of the anti-dilution feature and determines the value of the anti-dilution feature given these assumptions. The model required the use of certain assumptions. These assumptions include the probability of a raise is completed, probability certain anti-dilution features are extended, estimated raise amount, term to a capital raise, and an appropriate risk-free interest rate. For the period ended May 31, 2023, due to changes in the way antidilutive shares of Convertible Preferred Series A, C and D would be exchanged in the near future for common stock, and the fact that the antidilution provision of these shares was extended through December 31, 2023, the assumptions were changed to include probability of the financing event, estimated value of common stock at the exchange point and estimated time to financing event.

The key inputs into the model were as follows:

	May 31, 2023	May 31, 2022
Risk-free interest rate	5.5%	1.60%
Probability of financing event or capital raise	90%	50%
Estimated capital raise	—	39.0 million
Estimated value of common stock	$10.00 per share	—
Estimated time to financing event	0.42 years	0.5 years

Foreign Currency

Foreign Currency

For most of our international operations conducted by the subsidiaries operating outside the U.S., local currencies have been determined to be their functional currencies. We translate functional currency assets and liabilities to their U.S. dollar equivalents at exchange rates in effect as of the balance sheet date and income and expense amounts at average exchange rates for the period. The U.S. dollar affects that arise from changing translation rates are recorded in Other comprehensive income/(loss). The effects of converting transactions denominated in non-functional currency monetary assets and liabilities into the functional currency are recorded in Other Income.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net earnings and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net earnings. For the Company, these consist of foreign currency translation gains and losses, net of related income tax effects and comprehensive income or loss attributable to the noncontrolling interests. Accumulated other comprehensive income or loss consisted entirely of foreign currency translation adjustments, net of related income tax effects, as of May 31, 2023 and 2022.

Leases

Leases

The Company recognizes a right of use (“ROU”) asset and liability in the consolidated balance sheet primarily related to its operating leases of office space, warehouse space and equipment. Right-of-use assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. All ROU assets and lease liabilities are recognized at the commencement date at the present value of lease payments over the lease term. ROU assets are adjusted for lease incentives and initial direct costs. The lease term includes renewal options exercised at the Company’s sole discretion when the Company is reasonably certain to exercise that option. As the Company’s leases generally do not have an implicit rate, the Company uses an estimated incremental borrowing rate based on borrowing rates available to them at the commencement date to determine the present value. Certain of our leases include variable payments, which may vary based upon changes in facts or circumstances after the start of the lease. The Company excludes variable payments from ROU assets and lease liabilities to the extent not considered fixed, and instead expenses variable payments as incurred. Lease expense is recognized on a straight-line basis over the lease term and is included in rent and occupancy expenses in the consolidated statements of operations.

Segment Reporting

Segment Reporting

Based on the guidance provided by ASC Topic 280, Segment Reporting, management has determined that the Company currently operates in one primary geographical segment, the US where most of the customers are and consists of a single reporting unit given the similarities in economic characteristics between its operations and the common nature of its products, services, and customers.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation — Stock Compensation” (“ASC 718”), which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value-based method of accounting for an employee stock option or similar equity instrument. The Company accounts for compensation cost for stock option plans in accordance with ASC 718.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share-based payments, excluding restricted stock, are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment, which is the more readily determinable value. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Stock-based compensation expenses are included in costs and operating expenses depending on the nature of the services provided in the consolidated statements of operations.

For the years ended May 31, 2023 and May 2022, there were no share-based awards.

Advertising and Marketing

Advertising and Marketing

All costs associated with advertising and marketing of the Company products are expensed during the period when the activities take place and are included in selling and promotion on the consolidated statements of operations.

Convertible Debt

Convertible Debt

The Company accounts for Convertible Debt based on the guidance in ASC 470, “Debt with Conversion and Other Options” (“ASC 470”). As such all convertible debt instruments that separated into debt and an equity component based on the beneficial conversion feature (“BCF”) amount determined on the in-the-money amount of the conversion option. BCF is recorded in additional paid-in — capital with corresponding discount on the debt liability amortized to interest expense over the life of the debt instrument. There is no subsequent remeasurement of the amount recorded in equity while discount is amortized in the same manner as nonconvertible debt. See Note 7, Financing Arrangements for Convertible Notes outstanding and the associated unamortized discounts.

Sequencing Policy

Sequencing Policy

Under ASC 815-40-35, “Derivatives and Hedging — Contracts in Entity’s Own Equity” (“ASC 815”), the Company has adopted a sequencing policy whereby, in the event that reclassification of contracts from equity to assets or liabilities is necessary pursuant to ASC 815 due to the Company’s inability to demonstrate it has sufficient authorized shares as a result of certain securities with a potentially indeterminable number of shares, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares. Pursuant to ASC 815, issuance of securities to the Company’s employees or directors are not subject to the sequencing policy.